Net Loss per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator:
Net loss	¥ (7,507,653)	$ (1,088,507)	¥ (6,808,739)	¥ (3,054,017)
Accretion to redeemable noncontrolling interests | ¥				(4,292)
Net loss attributable to noncontrolling interests	10,640	1,542	19,511	46,605
Net loss attributable to the Bilibili Inc.'s shareholders	¥ (7,497,013)	$ (1,086,965)	¥ (6,789,228)	¥ (3,011,704)
Denominator:
Net loss per share, basic | (per share)	¥ (18.99)	$ (2.75)	¥ (17.87)	¥ (8.71)
Net loss per share, diluted | (per share)	¥ (18.99)	$ (2.75)	¥ (17.87)	¥ (8.71)
Share options
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	2,069,570	2,069,570	13,249,083	8,927,697
Ordinary Shares
Denominator:
Weighted average number of ordinary shares outstanding, basic	394,863,584	394,863,584	379,898,121	345,816,023
Weighted average number of ordinary shares outstanding, diluted	394,863,584	394,863,584	379,898,121	345,816,023
Ordinary Shares | Convertible senior notes (the "April 2026 Notes") due April 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	17,347,721	17,347,721	18,706,486	20,202,000
Ordinary Shares | Convertible senior notes (the "2027 Notes") due 2027 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	19,382,489	19,382,489	19,641,274	19,641,280
Ordinary Shares | Convertible senior notes (the "December 2026 Notes") due December 2026 [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	14,466,365	14,466,365	17,027,040
Restricted Stock Units (RSUs) [Member]
Net Loss Per Share
Anti-dilutive securities excluded from the calculation of diluted net loss per share	0	0